Related Party Transactions - Summary of Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Equity-settled share-based compensation expense	$ 3,006	$ 1,219
Short-term employee benefits	1,586	1,252
Total	$ 4,592	$ 2,470